INVESTMENTS - Disposals of Equity Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS
Disposals of equity securities	$ 0
Fair value at the time of sale of equity investment		$ 7,800
Cumulative net gain on disposal of equity investment		$ 2,100